Statement of Cash Flows - USD ($)		9 Months Ended				12 Months Ended
	Dec. 31, 2023	Sep. 30, 2024	Aug. 31, 2024	Sep. 30, 2023	Aug. 31, 2023	Dec. 31, 2023	Nov. 30, 2023	Dec. 31, 2022	Nov. 30, 2022
Cash flows from operating activities:
Net income	$ (2,866)	$ (62,741)	$ 2,211,977		$ 3,100,901		$ 3,673,548		$ 906,058
Adjustments to reconcile net income to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account			(2,813,718)		(3,945,860)		(5,016,986)		(1,326,563)
Formation and operating expenses paid by related parties		62,741
Payment of formation cost by related party	2,866
Changes in operating assets and liabilities:
Prepaid expenses			29,033		32,943		66,692		(111,669)
Accounts payable			90,000		56,350		86,351		8,789
Accrued expenses			46,073		172,674		386,100		7,500
Net cash used in operating activities			(436,635)		(582,992)		(804,295)		(515,885)
Cash flows from investing activities:
Cash withdrawn from Trust Account in connection with redemption			32,364,394		43,058,659		43,058,659
Investment of cash in Trust Account			(1,120,000)		(2,620,000)		(2,940,000)		(116,725,000)
Net cash provided by investing activities			31,244,394		40,438,659		40,118,659		(116,725,000)
Cash flows from financing activities:
Redemption of ordinary shares			(32,364,394)		(43,058,659)		(43,058,659)
Proceeds from working capital loan			340,500		282,000		650,000
Proceeds from extension loan			1,120,000		2,620,000		2,940,000
Collection of subscription receivable									25,000
Proceeds from sale of Units, net of IPO costs									112,366,519
Proceeds from sale of private placement units									5,325,000
Repayment of promissory note – related party									(174,406)
Net cash used in financing activities			(30,903,894)		(40,156,659)		(39,468,659)		117,542,113
Net change in cash			(96,135)		(300,992)		(154,295)		301,228
Cash at the beginning of the period			146,933		301,228		301,228
Cash at the end of the period			50,798		236		146,933		301,228
Supplemental disclosure of non-cash investing and financing activities:
Initial Classification of Class A ordinary shares subject to redemption									118,051,563
Remeasurement of Common Stock subject to redemption			2,813,718		3,945,861		5,016,986
Extension Funds attributable to Common Stock subject to redemption			$ 1,120,000		$ 2,620,000		2,940,000
Deferred underwriting fee payable									4,025,000
Deferred offering costs paid for by Promissory note – related party									$ 68,411
OPERATING ACTIVITIES
Profit before tax		395,959		$ 1,143,302		1,175,377		$ 757,202
Adjustments for:
Depreciation of property, plant and equipment		7,686		4,375		8,217		4,792
Amortisation of right-of-use assets		20,141		14,944		21,598
Finance cost		6,586		5,439		7,325		17,381
Interest income		(13,881)		(11,392)		(15,433)		(7,412)
Plant and equipment written off				4,719				(1,443)
Property, plant and equipment written off						4,666
Unrealised currency translation loss		5,325		873		2,262		260
Net cash generated from operations		421,816		1,162,260		1,204,012		770,780
Changes in trade and other receivables		(286,525)		267,482		(37,379)		(163,077)
Changes in trade and other payables		197,217		142,263		402,098		1,164,680
Cash generated from operations		332,508		1,572,005		1,568,731		1,772,383
Tax paid		(190,274)		(478,964)		(470,888)		(83,282)
Interest paid		(6,586)		(5,439)		(7,325)		(17,381)
Interest received		794		994		1,055		7,412
Net cash generated from operating activities		136,442		1,088,596		1,091,573		1,679,132
INVESTING ACTIVITIES
Purchase of property, plant and equipment		(1,877)		(29,012)		(60,854)		(1,769)
Proceeds from disposal of property, plant and equipment								4,456
Net cash used in investing activities		(1,877)		(29,012)		(60,854)		2,687
FINANCING ACTIVITIES
Dividends paid				(1,028,446)		(1,028,446)
Placement of pledged fixed deposits								(687,530)
Withdrawal of pledged fixed deposit				160,061		192,966
Repayment of term loan & bank facility								(227,702)
Repayment of hire purchase payable								(2,662)
Repayments of lease liabilities		(17,422)		(11,669)		(17,207)
Net cash used in financing activities		(17,422)		(880,054)		(852,687)		(917,894)
Net increase in cash and restricted cash		117,143		179,530		178,032		763,925
Cash and restricted cash at the beginning of the period		1,101,771		1,034,523		1,034,523		280,066
Effects of currency translation on cash and restricted cash		220,674		(81,612)		(110,784)		(9,468)
Cash and restricted cash at the end of the period	1,101,771	1,439,588		1,132,441		1,101,771		1,034,523
Cash and cash balances	494,180	609,841		553,714		494,180		684,064
Restricted cash	607,591	829,747		578,727		607,591		350,459
Cash and restricted cash at the end of the year	$ 1,101,771	$ 1,439,588		$ 1,132,441		$ 1,101,771		$ 1,034,523